Equity - Reclassification Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Discontinued operations, net of income taxes	$ (122.1)	$ 23.9	$ 32.7	$ 39.4	$ 770.5	$ 13.6	$ 38.8	$ (151.4)	$ (26.1)	$ 671.5	$ 138.3
Costs of sales and services									(2,405.5)	(1,579.4)	(1,432.0)
Selling, general and administrative expenses									(790.0)	(581.7)	(419.4)
Interest expense, net									(133.1)	(79.1)	(62.9)
Total before tax									608.4	95.8	111.6
Provision for income taxes									(70.8)	(228.9)	(38.2)
Net income (loss)	$ 34.6	$ 74.8	$ 132.5	$ 269.6	$ 531.1	$ 55.8	$ 75.3	$ (123.8)	511.5	538.4	211.7
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)									(8.8)	(64.8)	(45.2)
Foreign Currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Discontinued operations, net of income taxes									0.0	(13.9)	0.0
Derivative instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax									10.5	0.8	(9.3)
Provision for income taxes									(2.8)	(0.1)	3.3
Net income (loss)									7.7	0.7	(6.0)
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses									(0.3)	(0.5)	(0.8)
Amortization of unrecognized net actuarial and other gains (losses) | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses									(14.4)	(14.4)	(38.4)
Recognized loss due to settlement/curtailment | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Discontinued operations, net of income taxes									(6.1)	(51.2)	(20.6)
Pension and other postretirement benefits [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total income (loss) from discontinued operations, before tax									(20.8)	(66.1)	(59.8)
Provision for income taxes									4.3	14.5	20.6
Net income (loss)									(16.5)	(51.6)	(39.2)
Foreign currency contracts | Derivative instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Costs of sales and services									18.9	(10.0)	(11.2)
Selling, general and administrative expenses									(8.0)	10.0	4.2
Energy contracts | Derivative instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Costs of sales and services									0.0	0.8	(2.3)
Other contracts | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net									$ (0.4)	$ 0.0	$ 0.0